Risk Management - Summary of Maturity Analysis for Derivative Financial Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	₩ (217,018)	₩ (389,410)
Derivative financial assets, undiscounted cash flows	2,785,708	966,424
Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(212,123)	(365,846)
Derivative financial assets, undiscounted cash flows	1,947,516	694,937
Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(4,895)	(23,564)
Derivative financial assets, undiscounted cash flows	838,192	271,487
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(46,087)	(22,571)
Derivative financial assets, undiscounted cash flows	844,543	335,842
Less than 1 year | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
Less than 1 year | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(46,087)	(22,571)
Derivative financial assets, undiscounted cash flows	481,359	257,073
Less than 1 year | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	363,184	78,769
1~2 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(61,259)	(16,246)
Derivative financial assets, undiscounted cash flows	1,040,644	184,163
1~2 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
1~2 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(61,259)	(11,566)
Derivative financial assets, undiscounted cash flows	685,807	123,132
1~2 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	(4,680)
Derivative financial assets, undiscounted cash flows	354,837	61,031
2~5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(73,017)	(214,833)
Derivative financial assets, undiscounted cash flows	802,984	300,691
2~5 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
2~5 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(73,017)	(201,590)
Derivative financial assets, undiscounted cash flows	689,026	169,004
2~5 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	(13,243)
Derivative financial assets, undiscounted cash flows	113,958	131,687
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(36,655)	(135,760)
Derivative financial assets, undiscounted cash flows	97,537	145,728
More than 5 years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
More than 5 years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(31,760)	(130,119)
Derivative financial assets, undiscounted cash flows	91,324	145,728
More than 5 years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(4,895)	(5,641)
Derivative financial assets, undiscounted cash flows	₩ 6,213	₩ 0